Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

July 15, 2016

Via EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
Seafarer Overseas Growth and Income Fund and Seafarer Overseas Value Fund
(the “Funds”)
File Nos. 33-72424, 811-8194

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated June 30, 2016, to the prospectus dated April 15, 2016, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated June 30, 2016 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (303) 623-2577.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP